PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets
	Air Freight & Logistics – 2.6%
3,223,635	Expeditors International of Washington, Inc.	$251,508,003

	Beverages – 5.9%
4,293,650	Coca-Cola Co. (The)	237,653,528
5,093,671	Monster Beverage Corp.(a)	323,702,792

		561,356,320

	Biotechnology – 4.9%
743,670	Amgen, Inc.	179,276,527
761,369	Regeneron Pharmaceuticals, Inc.(a)	285,878,832

		465,155,359

	Capital Markets – 3.9%
591,661	FactSet Research Systems, Inc.	158,742,646
3,336,146	SEI Investments Co.	218,450,840

		377,193,486

	Communications Equipment – 2.5%
4,910,468	Cisco Systems, Inc.	235,506,045

	Consumer Finance – 0.1%
38,513	American Express Co.	4,794,483

	Energy Equipment & Services – 1.7%
3,982,299	Schlumberger Ltd.	160,088,420

	Food Products – 2.3%
13,254,026	Danone S.A., Sponsored ADR	218,558,889

	Health Care Equipment & Supplies – 1.0%
24,761	Alcon, Inc.(a)	1,400,730
659,855	Varian Medical Systems, Inc.(a)	93,706,008

		95,106,738

	Health Care Technology – 2.2%
2,903,632	Cerner Corp.	213,097,552

	Hotels, Restaurants & Leisure – 5.3%
2,446,453	Starbucks Corp.	215,092,148
2,830,679	Yum China Holdings, Inc.	135,900,899
1,573,194	Yum! Brands, Inc.	158,467,831

		509,460,878

	Household Products – 4.5%
2,327,440	Colgate-Palmolive Co.	160,220,970
2,203,600	Procter & Gamble Co. (The)	275,229,640

		435,450,610

	Interactive Media & Services – 11.3%
196,777	Alphabet, Inc., Class A(a)	263,561,146

Shares	Description	Value (†)
Common Stocks – continued
	Interactive Media & Services – continued
196,505	Alphabet, Inc., Class C(a)	$262,731,115
2,688,707	Facebook, Inc., Class A(a)	551,857,112

		1,078,149,373

	Internet & Direct Marketing Retail – 11.8%
2,581,862	Alibaba Group Holding Ltd., Sponsored ADR(a)	547,612,930
312,369	Amazon.com, Inc.(a)	577,207,933

		1,124,820,863

	IT Services – 7.8%
552,988	Automatic Data Processing, Inc.	94,284,454
3,463,460	Visa, Inc., Class A	650,784,134

		745,068,588

	Machinery – 2.5%
1,389,224	Deere & Co.	240,696,950

	Pharmaceuticals – 9.3%
1,295,392	Merck & Co., Inc.	117,815,902
2,237,318	Novartis AG, Sponsored ADR	211,851,642
4,629,234	Novo Nordisk AS, Sponsored ADR	267,940,064
7,074,824	Roche Holding AG, Sponsored ADR	287,662,344

		885,269,952

	Semiconductors & Semiconductor Equipment – 6.0%
1,207,246	NVIDIA Corp.	284,064,984
3,305,369	QUALCOMM, Inc.	291,632,707

		575,697,691

	Software – 12.8%
2,280,396	Autodesk, Inc.(a)	418,361,450
2,469,427	Microsoft Corp.	389,428,638
7,763,443	Oracle Corp.	411,307,210

		1,219,097,298

	Total Common Stocks (Identified Cost $6,132,226,385)	9,396,077,498

Principal Amount
Short-Term Investments – 1.5%
$138,475,096	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $138,482,019 on 1/02/2020 collateralized by $134,495,000 U.S. Treasury Note, 2.875% due 10/31/2023 valued at $141,248,263 including accrued interest(b) (Identified Cost $138,475,096)	138,475,096

	Total Investments – 99.9% (Identified Cost $6,270,701,481)	9,534,552,594
	Other assets less liabilities – 0.1%	13,710,483

	Net Assets – 100.0%	$9,548,263,077

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,396,077,498	$—	$—	$9,396,077,498
Short-Term Investments	—	138,475,096	—	138,475,096

Total	$9,396,077,498	$138,475,096	$—	$9,534,552,594

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2019 (Unaudited)

Software	12.8%
Internet & Direct Marketing Retail	11.8
Interactive Media & Services	11.3
Pharmaceuticals	9.3
IT Services	7.8
Semiconductors & Semiconductor Equipment	6.0
Beverages	5.9
Hotels, Restaurants & Leisure	5.3
Biotechnology	4.9
Household Products	4.5
Capital Markets	3.9
Air Freight & Logistics	2.6
Machinery	2.5
Communications Equipment	2.5
Food Products	2.3
Health Care Technology	2.2
Other Investments, less than 2% each	2.8
Short-Term Investments	1.5

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%